1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Concentrations) - Total Revenues [Member]	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Concentration risk percentage	100.00%	100.00%
Customer A [Member]
Concentration risk percentage	16.00%	5.00%
Customer B [Member]
Concentration risk percentage	14.00%	10.00%
Customer C [Member]
Concentration risk percentage	8.00%	10.00%
Customer D [Member]
Concentration risk percentage	4.00%	11.00%
All others [Member]
Concentration risk percentage	58.00%	64.00%